Consolidated statements of cash flows - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities
Net earnings		$ 6,514	$ 375
Adjustments to reconcile net earnings to cash flows from operating activities
Severance, acquisition and other costs		517	454
Depreciation and amortization		5,238	5,041
Post-employment benefit plans cost		96	142
Net interest expense		1,696	1,590
Impairment of assets		1,027	2,190
Net gains on investments		(5,217)	(57)
Net early debt redemption gains		(249)	0
Net equity losses from investments in associates and joint ventures		0	247
Income taxes		1,193	577
Contributions to post-employment benefit plans		(49)	(52)
Payments under other post-employment benefit plans		(59)	(61)
Severance and other costs paid		(425)	(330)
Interest paid		(1,808)	(1,759)
Income taxes paid (net of refunds)		(737)	(783)
Acquisition and other costs paid		(87)	(52)
Net change in operating assets and liabilities		(657)	(534)
Cash flows from operating activities		6,993	6,988
Cash flows used in investing activities
Capital expenditures		(3,700)	(3,897)
Decrease in short-term investments		400	600
Business acquisitions		(4,905)	(624)
Business dispositions		102	0
Increase in investments	[1]	(83)	(34)
Decrease in investments	[1]	4,684	12
Spectrum licences		(3)	(531)
Other investing activities	[1]	(95)	36
Cash flows used in investing activities		(3,600)	(4,438)
Cash flows used in financing activities
Increase in notes payable		452	1,945
Issue of long-term debt		7,809	3,834
Repayment of long-term debt		(10,092)	(3,303)
Purchase of shares for settlement of share-based payments		(216)	(235)
Repurchase of preferred shares		(182)	(92)
Cash dividends paid on common shares		(2,026)	(3,613)
Cash dividends paid on preferred shares		(151)	(187)
Cash dividends paid by subsidiaries to non-controlling interest		(51)	(68)
Other financing activities		(189)	(31)
Cash flows used in financing activities		(4,646)	(1,750)
Effect of exchange rate changes on cash and cash equivalents		1	0
Net (decrease) increase in cash		(1,258)	1,025
Cash at beginning of year		1,572	547
Cash at end of year		314	1,572
Net increase (decrease) in cash equivalents		6	(225)
Cash equivalents at beginning of year		0	225
Cash equivalents at end of year		$ 6	$ 0

[1]	(1)We have presented amounts from the previous period to make them consistent with the presentation of the current period.